Accounts Payable to Suppliers and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable to Suppliers and Accrued Expenses [Abstract]
Schedule of Financial Arrangements

The existing financial arrangements are described below:

		Arrangements		Liabilities under finance arrangement				The supplier has received payment from the finance provider
Bank	Company	amount	Currency	2024		2023	2022	2024		2023	2022
Banamex	BWM	160,000	MXN	Ps.	-	94,352	109,910	Ps.	-	46,225	73,332
Banamex	BWM	16,500	USD		118,181	185,607	108,967		118,181	185,607	108,967
BBVA	BWM	800,000	MXN		163,065	114,495	108,729		109,083	86,786	64,013
BBVA	JAFRA	150,000	MXN		31,265	39,226	5,564		31,265	39,226	5,564
HSBC	BWM	50,000	USD
			MXN		124,291	100,835	82,025		103,498	80,923	80,176
HSBC	JAFRA	15,000	USD		56,369	1,480	-		56,369	1,480	-
Santander	BWM	10,000	USD		19,772	81,080	80,072		19,772	81,080	80,072
Sabadell	BWM	6,000	USD		16,388	28,514	15,648		16,388	28,514	15,648
				Ps.	848,192	957,576	668,015	Ps.	773,417	861,828	584,872